Equity Method Investments and Variable Interest Entities (Consolidated Summarized Financial Information - Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,634	$ 2,011
Total assets	5,705	5,360
Current liabilities	1,455	1,501
Total liabilities	4,096	3,507
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Current assets	3,216	3,072
Noncurrent assets	3,227	3,219
Total assets	6,443	6,291
Current liabilities	1,018	949
Noncurrent liabilities	2,831	2,922
Total liabilities	$ 3,849	$ 3,871